ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Accounts receivable and allowance for doubtful accounts
Accounts receivable	¥ 123,105		¥ 146,389	$ 19,318
Less: allowance for doubtful accounts	(83,456)		(80,230)	(13,096)
Accounts receivable	39,649		66,159	$ 6,222
Analysis of the allowance for doubtful accounts
Balance, beginning of year	80,230	$ 12,590	82,495
Additions for the current year	5,934	931	350
Recovery	(2,708)	(425)	(2,615)
Balance, end of year	¥ 83,456	$ 13,096	¥ 80,230